Average Annual Total Returns (Invesco Moderately Conservative Allocation Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class S, Invesco Moderately Conservative Allocation Fund
Average Annual Total Returns
Column	Class S:	[1]
Label	Return Before Taxes
1 Year	3.36%
5 Years	1.86%
Since Inception	2.87%
Return After Taxes on Distributions | Class S, Invesco Moderately Conservative Allocation Fund
Average Annual Total Returns
Column	Class S:	[1]
Label	Return After Taxes on Distributions
1 Year	2.41%
5 Years	0.58%
Since Inception	1.65%
Return After Taxes on Distributions and Sale of Fund Shares | Class S, Invesco Moderately Conservative Allocation Fund
Average Annual Total Returns
Column	Class S:	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	2.22%
5 Years	0.90%
Since Inception	1.80%
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	3.63%
Inception Date	Apr. 30, 2005
Custom Moderately Conservative Allocation Index (post-9/30/10)
Average Annual Total Returns
Label	Custom Moderately Conservative Allocation Index (post-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	9.85%
5 Years	4.84%
Since Inception	5.33%
Inception Date	Apr. 30, 2005
Custom Moderately Conservative Allocation Index (pre-9/30/10)
Average Annual Total Returns
Label	Custom Moderately Conservative Allocation Index (pre-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	11.13%
5 Years	5.08%
Since Inception	5.55%
Inception Date	Apr. 30, 2005
Lipper Mixed-Asset Target Allocation Conservative Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Conservative Funds Index:
1 Year	9.99%
5 Years	4.93%
Since Inception	5.37%
Inception Date	Apr. 30, 2005

[1]	Class S shares will be available for public sale on June 6, 2011. Class S shares performance shown prior to June 6, 2011, is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the Fund's Class A shares is April 29, 2005.